Subsequent Events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified				0 Months Ended
	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011	Sep. 29, 2012 Subsequent Event [Member]	Oct. 25, 2012 Senior Note Due 2022 [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Retained by Ralcorp in Spinoff Transaction		6.8	6.8
Loans payable to Bank initial borrowing	$ 175,000,000
Debt Instrument, Increase, Additional Borrowings					250,000
Cash paid to Ralcorp to acquire Canada assets in Spin-Off		55,000,000.0
Term loan proceeds paid to Ralcorp in Spin-Off		125,000,000.0
Stock Repurchased During Period, Shares				1.75
Treasury Stock Acquired, Average Cost Per Share				$ 30.50
Stock Repurchased During Period, Value				53,400,000
Term loan proceeds paid directly to Ralcorp at Spin-Off		70,000,000.0
Senior Notes	775,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	7.375%				7.375%
Senior Note, Indenture, Par Value Rate					1.06
Debt Instrument, Senior Note Indenture, Proceeds Before Expenses					0
Credit Facility initial borrowing capacity	350,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 175,000,000